SCHEDULE OF REPAYMENTS OF BANK LOANS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
2027	$ 3,169,590
2028	451,918
2029	1,137
Total	$ 3,622,645	$ 4,058,207